Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Enterprise Technology Services Portfolio
(formerly IT Services Portfolio)
November 30, 2024
BSO-NPRT3-0125
1.810669.120
Common Stocks - 100.1%
	Shares	Value ($)
IRELAND - 6.6%
Information Technology - 6.6%
IT Services - 6.6%
Accenture PLC Class A	334,480	121,205,518
UNITED STATES - 93.5%
Communication Services - 2.4%
Interactive Media & Services - 2.4%
Alphabet Inc Class A	187,100	31,610,545
Meta Platforms Inc Class A	21,199	12,175,009
		43,785,554
Financials - 59.7%
Financial Services - 59.7%
Affirm Holdings Inc Class A (b)	269,200	18,846,692
Block Inc Class A (b)	876,200	77,587,510
Fidelity National Information Services Inc (a)	612,100	52,212,130
Fiserv Inc (b)	404,617	89,404,172
Mastercard Inc Class A	709,600	378,174,224
Paymentus Holdings Inc Class A (b)	232,500	8,790,825
PayPal Holdings Inc (b)	465,440	40,386,229
Toast Inc Class A (b)	881,400	38,376,156
Visa Inc Class A	1,270,048	400,166,724
Western Union Co/The	4,800	52,848
		1,103,997,510
Industrials - 9.5%
Professional Services - 9.5%
Automatic Data Processing Inc	218,475	67,056,532
ExlService Holdings Inc (b)	1,091,993	50,624,795
Genpact Ltd	695,341	32,096,941
Maximus Inc	69,262	5,160,019
Paycom Software Inc (a)	87,828	20,369,070
		175,307,357
Information Technology - 21.9%
IT Services - 21.9%
Amdocs Ltd	184,569	16,005,824
Cloudflare Inc Class A (b)	61,200	6,109,596
Cognizant Technology Solutions Corp Class A	846,000	68,094,540
EPAM Systems Inc (b)	109,300	26,660,456
Gartner Inc (b)	81,000	41,952,330
Globant SA (a)(b)	96,400	21,956,064
GoDaddy Inc Class A (b)	308,600	60,970,102
IBM Corporation	301,300	68,518,633
Kyndryl Holdings Inc (b)	1,670,200	57,972,642
MongoDB Inc Class A (b)	34,800	11,222,652
Snowflake Inc Class A (b)	146,900	25,678,120
		405,140,959
TOTAL UNITED STATES		1,728,231,380
TOTAL COMMON STOCKS (Cost $828,660,491)		1,849,436,898

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.64	5,888,372	5,889,549
Fidelity Securities Lending Cash Central Fund (c)(d)	4.64	50,408,999	50,414,040
TOTAL MONEY MARKET FUNDS (Cost $56,303,589)			56,303,589

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $884,964,080)	1,905,740,487
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(56,912,082)
NET ASSETS - 100.0%	1,848,828,405

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,207,948	237,664,852	233,983,489	124,465	238	-	5,889,549	0.0%
Fidelity Securities Lending Cash Central Fund	447,422,090	438,143,950	835,152,000	102,185	-	-	50,414,040	0.2%
Total	449,630,038	675,808,802	1,069,135,489	226,650	238	-	56,303,589

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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